Securities (Details 5) (USD $) In Millions, unless otherwise specified	Mar. 31, 2011
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, maturities, due in 1 year or less, amortized cost	$ 31,508
Available-for-sale securities, maturities, due after 1 year through 5 years, amortized cost	70,581
Available-for-sale securities, maturities, due after 5 years through 10 years, amortized cost	25,760
Available-for-sale securities, maturities, due after 10 years, amortized cost	203,270
Available-for-sale securities, maturities, amortized cost, total	331,119
Available-for-sale securities, maturities, due in 1 year or less, fair value	31,667
Available-for-sale securities, maturities, due after 1 year through 5 years, fair value	70,775
Available-for-sale securities, maturities, due after 5 years through 10 years, fair value	26,352
Available-for-sale securities, maturities, due after 10 years, fair value	205,990
Available-for-sale securities, maturities, fair value, total	334,784
Available-for-sale securities, maturities, average yield, due in 1 year or less	2.01%
Available-for-sale securities, maturities, average yield, due after 1 year through 5 years	2.25%
Available-for-sale securities, maturities, average yield, due after 5 years through 10 years	2.97%
Available-for-sale securities, maturities, average yield, due after 10 years	3.64%
Available-for-sale securities, maturities, average yield, total	3.14%
Held-to-maturity securities, maturities, due in 1 year or less, amortized cost	0
Held-to-maturity securities, maturities, due after 1 year through 5 years, amortized cost	7
Held-to-maturity securities, maturities, due after 5 years through 10 years, amortized cost	8
Held-to-maturity securities, maturities, due after 10 years, amortized cost	1
Held-to-maturity securities, maturities, amortized cost, total	16
Held-to-maturity securities, maturities, due in 1 year or less, fair value	0
Held-to-maturity securities, maturities, due after 1 year through 5 years, fair value	7
Held-to-maturity securities, maturities, due after 5 years through 10 years, fair value	9
Held-to-maturity securities, maturities, due after 10 years, fair value	1
Held-to-maturity securities, maturities, fair value, total	17
Held-to-maturity securities, maturities, average yield, due in 1 year or less	0.00%
Held-to-maturity securities, maturities, average yield, due after 1 year through 5 years	6.97%
Held-to-maturity securities, maturities, average yield, due after 5 years through 10 years	6.82%
Held-to-maturity securities, maturities, average yield, due after 10 years	6.47%
Held-to-maturity securities, maturities, average yield, total	6.86%
Equity Securities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, equity maturities, due in 1 year or less, amortized cost	0
Available-for-sale securities, equity maturities, due after 1 year through 5 years, amortized cost	0
Available-for-sale securities, equity maturities, due after 5 years through 10 years, amortized cost	0
Available-for-sale securities, equity maturities, due after 10 years, amortized cost	3,071
Available-for-sale securities, equity maturities, amortized cost, total	3,071
Available-for-sale securities, equity maturities, due in 1 year or less, fair value	0
Available-for-sale securities, equity maturities, due after 1 year through 5 years, fair value	0
Available-for-sale securities, equity maturities, due after 5 years through 10 years, fair value	0
Available-for-sale securities, equity maturities, due after 10 years, fair value	3,245
Available-for-sale securities, equity maturities, fair value, total	3,245
Available-for-sale securities, equity maturities, average yield, due in 1 year or less	0.00%
Available-for-sale securities, equity maturities, average yield, due after 1 year through 5 years	0.00%
Available-for-sale securities, equity maturities, average yield, due after 5 years through 10 years	0.00%
Available-for-sale securities, equity maturities, average yield, due after 10 years	0.17%
Available-for-sale securities, equity maturities, average yield, total	0.17%
Debt Securities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	31,508
Available-for-sale securities, due after 1 year through 5 years, amortized cost	70,581
Available-for-sale securities, due after 5 years through 10 years, amortized cost	25,760
Available-for-sale securities, due after 10 years, amortized cost	200,199
Available-for-sale securities, amortized cost, total	328,048
Available-for-sale securities, due in 1 year or less, fair value	31,667
Available-for-sale securities, due after 1 year through 5 years, fair value	70,775
Available-for-sale securities, due after 5 years through 10 years, fair value	26,352
Available-for-sale securities, due after 10 years, fair value	202,745
Available-for-sale securities, fair value, total	331,539
Available-for-sale securities, average yield, due in 1 year or less	2.01%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.25%
Available-for-sale securities, average yield, due after 5 years through 10 years	2.97%
Available-for-sale securities, average yield, due after 10 years	3.70%
Available-for-sale securities, average yield, total	3.17%
Mortgage-backed securities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	0
Available-for-sale securities, due after 1 year through 5 years, amortized cost	353
Available-for-sale securities, due after 5 years through 10 years, amortized cost	3,196
Available-for-sale securities, due after 10 years, amortized cost	175,844
Available-for-sale securities, amortized cost, total	179,393
Available-for-sale securities, due in 1 year or less, fair value	0
Available-for-sale securities, due after 1 year through 5 years, fair value	375
Available-for-sale securities, due after 5 years through 10 years, fair value	3,217
Available-for-sale securities, due after 10 years, fair value	178,484
Available-for-sale securities, fair value, total	182,076
Available-for-sale securities, average yield, due in 1 year or less	0.00%
Available-for-sale securities, average yield, due after 1 year through 5 years	4.77%
Available-for-sale securities, average yield, due after 5 years through 10 years	2.28%
Available-for-sale securities, average yield, due after 10 years	3.73%
Available-for-sale securities, average yield, total	3.71%
U.S. Treasury and government agencies [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	2,908
Available-for-sale securities, due after 1 year through 5 years, amortized cost	3,843
Available-for-sale securities, due after 5 years through 10 years, amortized cost	0
Available-for-sale securities, due after 10 years, amortized cost	251
Available-for-sale securities, amortized cost, total	7,002
Available-for-sale securities, due in 1 year or less, fair value	2,925
Available-for-sale securities, due after 1 year through 5 years, fair value	3,906
Available-for-sale securities, due after 5 years through 10 years, fair value	0
Available-for-sale securities, due after 10 years, fair value	224
Available-for-sale securities, fair value, total	7,055
Available-for-sale securities, average yield, due in 1 year or less	1.61%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.32%
Available-for-sale securities, average yield, due after 5 years through 10 years	0.00%
Available-for-sale securities, average yield, due after 10 years	3.86%
Available-for-sale securities, average yield, total	2.08%
Obligations of U.S. states and municipalities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	22
Available-for-sale securities, due after 1 year through 5 years, amortized cost	159
Available-for-sale securities, due after 5 years through 10 years, amortized cost	337
Available-for-sale securities, due after 10 years, amortized cost	11,170
Available-for-sale securities, amortized cost, total	11,688
Available-for-sale securities, due in 1 year or less, fair value	22
Available-for-sale securities, due after 1 year through 5 years, fair value	166
Available-for-sale securities, due after 5 years through 10 years, fair value	355
Available-for-sale securities, due after 10 years, fair value	10,895
Available-for-sale securities, fair value, total	11,438
Available-for-sale securities, average yield, due in 1 year or less	1.07%
Available-for-sale securities, average yield, due after 1 year through 5 years	3.11%
Available-for-sale securities, average yield, due after 5 years through 10 years	4.68%
Available-for-sale securities, average yield, due after 10 years	4.88%
Available-for-sale securities, average yield, total	4.84%
Certificates of Deposit [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	3,390
Available-for-sale securities, due after 1 year through 5 years, amortized cost	96
Available-for-sale securities, due after 5 years through 10 years, amortized cost	0
Available-for-sale securities, due after 10 years, amortized cost	0
Available-for-sale securities, amortized cost, total	3,486
Available-for-sale securities, due in 1 year or less, fair value	3,393
Available-for-sale securities, due after 1 year through 5 years, fair value	96
Available-for-sale securities, due after 5 years through 10 years, fair value	0
Available-for-sale securities, due after 10 years, fair value	0
Available-for-sale securities, fair value, total	3,489
Available-for-sale securities, average yield, due in 1 year or less	3.34%
Available-for-sale securities, average yield, due after 1 year through 5 years	0.93%
Available-for-sale securities, average yield, due after 5 years through 10 years	0.00%
Available-for-sale securities, average yield, due after 10 years	0.00%
Available-for-sale securities, average yield, total	3.28%
Non-U.S. government debt securities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	7,892
Available-for-sale securities, due after 1 year through 5 years, amortized cost	22,281
Available-for-sale securities, due after 5 years through 10 years, amortized cost	2,872
Available-for-sale securities, due after 10 years, amortized cost	149
Available-for-sale securities, amortized cost, total	33,194
Available-for-sale securities, due in 1 year or less, fair value	7,927
Available-for-sale securities, due after 1 year through 5 years, fair value	22,319
Available-for-sale securities, due after 5 years through 10 years, fair value	2,855
Available-for-sale securities, due after 10 years, fair value	149
Available-for-sale securities, fair value, total	33,250
Available-for-sale securities, average yield, due in 1 year or less	1.76%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.11%
Available-for-sale securities, average yield, due after 5 years through 10 years	2.54%
Available-for-sale securities, average yield, due after 10 years	7.73%
Available-for-sale securities, average yield, total	2.09%
Corporate Debt Securities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	17,255
Available-for-sale securities, due after 1 year through 5 years, amortized cost	40,548
Available-for-sale securities, due after 5 years through 10 years, amortized cost	5,651
Available-for-sale securities, due after 10 years, amortized cost	1
Available-for-sale securities, amortized cost, total	63,455
Available-for-sale securities, due in 1 year or less, fair value	17,359
Available-for-sale securities, due after 1 year through 5 years, fair value	40,501
Available-for-sale securities, due after 5 years through 10 years, fair value	5,679
Available-for-sale securities, due after 10 years, fair value	1
Available-for-sale securities, fair value, total	63,540
Available-for-sale securities, average yield, due in 1 year or less	1.93%
Available-for-sale securities, average yield, due after 1 year through 5 years	2.21%
Available-for-sale securities, average yield, due after 5 years through 10 years	4.88%
Available-for-sale securities, average yield, due after 10 years	1.00%
Available-for-sale securities, average yield, total	2.37%
Asset-backed securities [Member]
Amortized cost and estimated fair value by contractual maturity [Abstract]
Available-for-sale securities, due in 1 year or less, amortized cost	41
Available-for-sale securities, due after 1 year through 5 years, amortized cost	3,301
Available-for-sale securities, due after 5 years through 10 years, amortized cost	13,704
Available-for-sale securities, due after 10 years, amortized cost	12,784
Available-for-sale securities, amortized cost, total	29,830
Available-for-sale securities, due in 1 year or less, fair value	41
Available-for-sale securities, due after 1 year through 5 years, fair value	3,412
Available-for-sale securities, due after 5 years through 10 years, fair value	14,246
Available-for-sale securities, due after 10 years, fair value	12,992
Available-for-sale securities, fair value, total	$ 30,691
Available-for-sale securities, average yield, due in 1 year or less	8.75%
Available-for-sale securities, average yield, due after 1 year through 5 years	3.21%
Available-for-sale securities, average yield, due after 5 years through 10 years	2.40%
Available-for-sale securities, average yield, due after 10 years	2.15%
Available-for-sale securities, average yield, total	2.39%